Share-based Awards (Tables)	3 Months Ended
Mar. 31, 2012
Summary of Stock Option Activity
The following table summarizes option activity for the three months ended March 31, 2012:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011	4,902,818	$21.87	$8.61

Granted	185,000	$20.59	$8.20
Exercised	(74,728)	$10.90	$4.83
Forfeited	(157,862)	$22.97	$8.96

Outstanding at March 31, 2012	4,855,228	$21.96	$8.64	4.61

Exercisable at March 31, 2012	2,898,315	$21.65	$8.55	3.48

Summary of Movement in Non-Vested Share Options
The following table summarizes the movement in non-vested share options for the three months ended March 31, 2012:
	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2011	2,534,310	$23.30	$9.11

Granted	185,000	$20.59	$8.20
Vested	(667,974)	$25.03	$9.37
Forfeited	(94,423)	$23.96	$8.78

Non vested outstanding at March 31, 2012	1,956,913	$22.42	$8.78

Weighted Average Fair Values and Assumptions Used
The weighted average fair values and assumptions used were as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011

Weighted average fair value	$8.20	$8.52
Assumptions:
Expected volatility	45%	45%
Dividend yield	0%	0%
Risk-free interest rate	0.86%	2.3%
Expected life	5 years	5 years

Summary of RSU Activity
The following table summarizes RSU activity for the three months ended March 31, 2012:

	RSU Outstanding Number of Shares	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011	365,000	$19.46

Granted	187,000	$20.38
Exercised	-	-
Forfeited	-	-

Outstanding at March 31, 2012	552,000	$19.77	2.75

Exercisable at March 31, 2012	-	-	-

* includes 150,000 RSU’s awarded to certain key executives of the Group which are not expected to vest.

Movement in Non-vested RSU's
The following table summarizes the movement in non-vested RSU’s during the three months ended March 31, 2012:

	Number of Units	Weighted Average Fair Value

Non vested outstanding at December 31, 2011	365,000	$19.46

Granted	187,000	$20.38
Vested	-	-

Non vested outstanding at March 31, 2012	552,000	$19.77

Non-cash Stock Compensation Expense
Non-cash stock compensation expense for the three months ended March 31, 2012, has been allocated to direct costs and selling, general and administrative expenses as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)

Direct costs	$1,340	$1,071
Selling, general and administrative	1,092	872

	$2,432	$1,943